Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 324,000	$ 1,484,000	$ 128,000	$ 1,936,000
UNITED STATES | United States Department of the Interior
Total		$ 1,484,000	18,000	1,502,000
UNITED STATES | United States Federal Government
Total	$ 324,000			324,000
UNITED STATES MINOR OUTLYING ISLANDS | United States Federal Government
Total			$ 110,000	$ 110,000